First Western Short Duration High Yield Credit Fund
RISK/RETURN SUMMARY FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND
INVESTMENT OBJECTIVE
The investment objective of the First Western Short Duration High Yield Credit Fund (the “High Yield Credit Fund” or the “Fund”) is to seek a high level of income and capital appreciation.
FEES AND EXPENSES OF THE FUND
These tables describe the fees and expenses that you will pay if you buy and hold shares of the High Yield Credit Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - First Western Short Duration High Yield Credit Fund - USD ($)	Institutional Shares	Retail Shares
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Contingent Deferred Sales Charge (Load)	none	none
Redemption Fee	none	none
Wire Redemption Fee	$ 15	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - First Western Short Duration High Yield Credit Fund		Institutional Shares	Retail Shares
Management Fees		0.75%	0.75%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		0.50%	3.80%	[1]
Total Annual Fund Operating Expenses		1.25%	4.80%
Less: Management Fee Reductions and/or Expense Reimbursements	[2]	0.30%	3.60%
Total Annual Fund Operating Expenses After Management Fee Reductions and/or Expense Reimbursements		0.95%	1.20%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has contractually agreed, until January 1, 2020, to reduce Management Fees and to absorb Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding brokerage costs, taxes, borrowing costs, interest, Acquired Fund Fees and Expenses and extraordinary expenses) to an amount not exceeding 0.95% and 1.20% of the Fund's average daily net assets attributable to the Institutional shares and Retail shares, respectively. Management fee reductions and Other Expenses absorbed by the Adviser are subject to repayment by the Fund for a period of 3 years following the fiscal year in which such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (excluding brokerage costs, taxes, borrowing costs, interest, Acquired Fund Fees and Expenses and extraordinary expenses) to exceed the foregoing expense limitations. This arrangement may be terminated by either party upon 60 days' prior written notice, provided, however, that the Adviser may not terminate this arrangement without the approval of the Board of Trustees and this arrangement will terminate automatically if the Adviser ceases to serve as investment adviser to the Fund.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and takes into account the Adviser’s contractual arrangement to maintain the Fund’s expenses at the agreed upon level until January 1, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - First Western Short Duration High Yield Credit Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Shares	97	336	627	1,457
Retail Shares	122	767	1,805	4,420

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the High Yield Credit Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in a diversified portfolio of non-investment grade debt securities (commonly known as “junk bonds”) and floating rate senior secured loans issued by U.S. and foreign corporations, partnerships, and other business entities (“High Yield Securities”). For the purposes of this Fund, High Yield Securities include traditional corporate bonds, senior loans, floating rate and non-income producing securities, such as zero coupon bonds which pay interest only at maturity, and payment in-kind bonds which pay interest in the form of additional securities. High Yield Securities will consist of securities rated below the lowest investment grade category (BBB- by Standard & Poor’s (“S&P”); Baa3 by Moody’s Investors Services, Inc. (“Moody’s”), or comparably rated by at least one independent credit rating agency) or if unrated, are determined by the Adviser to be of comparable quality, at the time of purchase.

The Fund seeks to maintain an average duration of 3.5 years or less and there is no maximum duration on individual securities held by the Fund. The Fund will calculate its effective duration by using the nearest call date or maturity of its securities, whichever comes first. Duration is a measure of the Fund’s sensitivity to changes in interest rates. For example, if interest rates move up one percentage point (1%) while the Fund’s duration is 4-years, the Fund’s share price would be expected to decline by 4%.

The Fund may also invest in participation interests in loans that are generally deemed High Yield Securities. In addition, the Fund may invest in illiquid or thinly traded securities and those that are privately placed but eligible for purchase and sale by certain qualified institutional buyers (such as the Fund) under Rule 144A of the Securities Act of 1933. The Fund will not invest more than 15% of the value of its net assets in securities or other investments that are illiquid. The Fund may also invest in preferred stocks and convertible securities. From time to time the Fund may emphasize investment in one or more particular sectors of the fixed income market.

The Adviser utilizes a bottom-up security selection process, with an emphasis on a company’s industry position, management quality, cash flow characteristics, asset protection and quality, liquidity and covenants. The Adviser generally will look for companies whose prospects are stable or improving and offer an assurance of debt repayment. The Adviser combines security and credit research in the selection process based upon its view of the business cycles, interest rate trends, yield curve analysis and sector analysis. The Adviser attempts to manage volatility and principal risk through issue, industry and quality diversification and selection of issues that are higher in the capital structure. A security will be sold when an issuer no longer meets the Adviser’s criteria for investment or when a more attractive investment is available. The Adviser attempts to mitigate interest rate risk by investing in certain High Yield Securities, such as floating rate securities (including loans) and short maturity bonds, which may be less sensitive to interest rate changes.

PRINCIPAL RISKS

As with any mutual fund investment, the High Yield Credit Fund’s returns will vary and you could lose money. The Fund is subject to market risk, which is the risk that the Fund’s share price will fluctuate as market prices fluctuate. The Fund is also subject to management risk, which is the risk that the Adviser’s security and credit research and expectations regarding interest rate changes or the creditworthiness of an issuer may fail to produce the intended results. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may not be appropriate for use as a complete investment program.

Privately Placed and Rule 144A Securities. As of August 31, 2018, the Fund had 42.5% of the value of its portfolio invested in Rule 144A securities. Investments in privately placed securities (including Rule 144A securities) may be less liquid and subject to greater volatility than publicly traded securities. An insufficient number of qualified institutional buyers purchasing Rule 144A securities could adversely affect the marketability of such securities and the Fund may be unable to dispose of such securities promptly or at a reasonable price. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

High Yield Securities. High-yield securities or junk bonds are often considered to be speculative and involve greater risk of default or price changes than investment grade fixed-income securities due to changes in the issuer’s or the market’s perception of an issuer’s creditworthiness. These securities issuers may not be as financially strong as those of issuers of higher rated securities. Prices of lower-rated securities have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual corporate developments than more highly rated investments. When a security’s rating is reduced below investment grade, it may be more difficult for the Fund to receive income from its investment.

Fixed-Income Securities Risks

●	Interest Rate Risk. The value of the Fund’s shares generally is expected to increase during periods of falling interest rates and to decrease during periods of rising interest rates. The magnitude of these fluctuations will generally be greater if the Fund holds securities with longer maturities or lower quality ratings. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates fall. During periods of extremely low interest rates, the Fund may not be able to maintain a positive yield. Following the financial crisis that began in 2007, the Federal Reserve kept the federal funds rate near 0% and purchased large quantities of U.S. government securities in the open market (“Quantitative Easing”). The decision by the Federal Reserve in 2017 to raise the federal funds rate and taper Quantitative Easing and the possibility that interest rates will continue to rise may cause fixed income securities to experience a heightened level of interest rate risk.

●	Maturity Risk. Longer-term debt securities generally have greater price fluctuations and are more sensitive to interest rate changes than shorter-term debt securities. Therefore, the Fund may experience greater price fluctuations when it holds debt securities with longer maturities.

●	Credit Risk. Credit risk is the risk that the issuer of a security will not be able to make payments of interest and principal when due. Deterioration in the financial condition of an issuer or deterioration in general economic conditions could cause an issuer to fail to make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Fund’s investments in that issuer.

A credit agency’s rating represents the organization’s opinion as to the credit quality of a security but is not an absolute standard of quality or guarantee as to the creditworthiness of an issuer. Ratings from a credit agency present an inherent conflict of interest because the agency is paid by the entities whose securities they rate. Rating agencies may fail to move quickly enough to change ratings in response to changing circumstances and a rating may not reflect the fine shadings of risks within a given quality grade.

●	Liquidity Risk. Liquidity risk is the risk that a particular security may be difficult to purchase or sell. The Fund’s investments in less liquid securities may reduce the returns of the Fund because it may be unable to sell the securities at an advantageous time or price. Liquidity risk may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity, which may cause the Fund to experience sudden and/or substantial price declines. The capacity of traditional dealers to engage in fixed income trading has not kept pace with the fixed income market’s growth, causing dealer inventories to be at or near historical lows relative to market size. The reduction in dealer inventories could lead to decreased liquidity, increased volatility and wider spreads, which may become exacerbated during periods of economic or political stress. Lower rated securities can be subject to greater levels of liquidity risk.

●	Prepayment and Extension Risk. The Fund’s performance could be affected if borrowers pay back principal on certain debt securities before or after the market anticipates such payments, shortening or lengthening their duration. Due to a decline in interest rates or an excess in cash flow, a debt security might be called or otherwise converted, prepaid or redeemed before maturity. As a result, the Fund may have to reinvest the proceeds in an investment offering a lower yield, may not benefit from any increase in value that might otherwise result from declining interest rates and may lose any premium it paid to acquire the security. Floating rate securities can be less sensitive to prepayment risk. Higher interest rates generally result in slower payoffs, which effectively increase duration, heighten interest rate risk, and increase the potential for price declines.

RISKS ASSOCIATED WITH OTHER TYPES OF FIXED-INCOME SECURITIES

●	Convertible Securities. Convertible securities are bonds, preferred stocks, and other securities that pay interest or dividends and are convertible into common stocks or carry the right to purchase common stock. In general, a convertible security performs more like a stock when the price of the underlying stock is high (because it is assumed that it will be converted into the stock) and more like a bond when the price of the underlying stock is low (because it is assumed that it will mature without being converted). Therefore a convertible security is subject to risks associated with both fixed-income and equity securities. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the equity securities markets and convertible securities will fluctuate in value and may experience periods of turbulence and instability.

●	Bank Obligation Investments. The value of the Fund’s investments in bank obligations will be more susceptible to adverse events affecting the U.S. banking industry. Banks are highly regulated and any decisions by regulators that limit the loans a bank may make or the interest rates or fees they charge, may negatively impact a bank’s profitability.

●	Foreign Securities. The value of foreign securities may be affected by the imposition of new government regulations, changes in diplomatic relations between the U.S. and another country, political and economic instability, the imposition or tightening of exchange controls, tariffs, increased taxation and confiscation of investor assets. Foreign securities markets may have limited regulatory oversight and greater price volatility, higher trading costs, difficulties in settlement, limits on foreign ownership and less stringent accounting and disclosure requirements. Changes in the exchange rate between the U.S. dollar and a foreign currency may reduce the value of an investment in a security denominated in that foreign currency.

Loan Interests Risk. Loans are subject to a number of risks described elsewhere in this Prospectus, including credit risk, liquidity risk and interest rate risk. Loan interests generally are subject to restrictions on transfer, and the Fund may be unable to sell its loan interests at a time when it may otherwise be desirable to do so or may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Loan interests may at times be illiquid. Loans made to finance highly leveraged companies or transactions, such as corporate acquisitions, may be especially vulnerable to adverse changes in economic or market conditions.

The Fund may acquire a participation interest in a loan that is held by another party. When the Fund’s loan interest is a participation, the Fund may have less control over the exercise of remedies than the party selling the participation interests, and it normally would not have any direct rights against the borrower.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

High Portfolio Turnover Risk. When investing on a shorter-term basis, the Fund may as a result trade more frequently and cause higher transaction costs and higher levels of current tax liability to shareholders in the Fund.

PERFORMANCE SUMMARY

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the High Yield Credit Fund. The bar chart shows the Fund’s performance for each full calendar year over the lifetime of the Fund. The performance table shows how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end is available by calling 1-(800) 292-6775.

Institutional Shares

The Institutional shares’ 2018 year-to-date return through September 30, 2018 was 2.16%.

During the periods shown in the bar chart, the highest return for a quarter was 4.99% during the quarter ended September 30, 2016 and the lowest return for a quarter was 0.32% during the quarter ended March 31, 2016.

Average Annual Total Returns for Periods Ended December 31, 2017

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The after-tax returns are shown only for Institutional shares and will vary for Retail shares.

Average Annual Total Returns - First Western Short Duration High Yield Credit Fund	1 Year	Since Inception	Inception Date
Institutional Shares	6.83%	6.86%	Oct. 01, 2015
Institutional Shares | After Taxes on Distributions	4.16%	4.22%	Oct. 01, 2015
Institutional Shares | After Taxes on Distributions and Sales	3.91%	4.03%	Oct. 01, 2015
ICE BofA Merrill Lynch 1-5 Year U.S. Cash Pay High Yield Constrained Index	6.53%	9.02%	Oct. 01, 2015

The performance listed above is the performance of Institutional shares, which will differ from Retail shares to the extent that the classes do not have the same expenses and inception dates. As of the date of this Prospectus, Retail shares have not been offered for sale, so there is no performance information available.